Exhibit 99.10

Data Compare Summary
Run Date - 3/4/2024 5:07:10 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	261	0.00%	261
State	0	261	0.00%	261
Zip	0	261	0.00%	261
Note Date	0	261	0.00%	261
Original Loan Amount	0	261	0.00%	261
Original Term	0	261	0.00%	261
Original Interest Rate	0	261	0.00%	261
Borrower Qualifying FICO	1	261	0.38%	261
Amortization Type	0	261	0.00%	261
Representative FICO	1	261	0.38%	261
Lien Position	0	261	0.00%	261
Occupancy	1	261	0.38%	261
Purpose	0	261	0.00%	261
Appraised Value	1	261	0.38%	261
Original CLTV	1	261	0.38%	261
Original LTV	1	261	0.38%	261
Origination Channel	0	261	0.00%	261
Appraisal Effective Date	2	261	0.77%	261
Investor: Qualifying Total Debt Ratio	11	261	4.21%	261
Initial Rate Lock Date	62	261	23.75%	261
Coborrower Qualifying FICO	3	174	1.72%	261
Total	84	5,394	1.56%	261